Convertible Promissory Note (‘Notes’) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Oct. 22, 2022	Aug. 31, 2022
Convertible Promissory Note (‘Notes’) [Line Items]
Convertible note payable						$ 31,795,988
Debt conversion shares (in Shares)					1,071,506
Debt conversion price (in Dollars per share)					$ 3
(Gain)/loss on fair value change		$ 20,110,058		$ 3,448,846	$ 6,990,870	(944,727)
Fair value of the Notes						10,944,727
Convertible Promissory Note [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
Convertible note payable							$ 10,000,000
Accruing interest							6.00%
Outstanding principal interest rate					6.00%
Debt conversion shares (in Shares)					10,715
Principal balance						$ 10,000,000
Unsecured promissory note
Convertible Promissory Note (‘Notes’) [Line Items]
Debt conversion price (in Dollars per share)	$ 300		$ 300		$ 300
Principal balance					$ 2,027,840			$ 2,027,840
Maturity Period					90 days
Maximum [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
Debt conversion price (in Dollars per share)					$ 1,000
Minimum [Member]
Convertible Promissory Note (‘Notes’) [Line Items]
Debt conversion price (in Dollars per share)					$ 10